Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of net deferred tax assets

	2024	2023	2022
Net operating loss carryforwards	$18,872,026	$—	$1,044,440
Research and development	5,564,482	3,787,461	1,108,958
Digital asset impairment	1,491,329	1,920,228	1,919,244
Research and development credits	1,180,635	229,867	—
Depreciation and amortization	(190,587)	(330,698)	(305,337)
Impairment of equity investment	243,557	—	—
Accruals and reserves	(310,990)	(554,006)	(317,970)
Deferred gain on sale	(989,156)	(1,052,533)	(1,101,108)
Valuation allowance	(25,861,296)	—	(2,348,227)
	$—	$4,000,319	$—

Schedule of income tax provision

	2024	2023	2022
U.S. Federal:
Current	$(251,837)	$1,098,349	$(305,933)
Deferred	3,219,201	(3,219,201)	(366,667)
Total	2,967,364	(2,120,852)	(672,600)
U.S. State:
Current	(213,880)	204,535	(24,306)
Deferred	781,118	(781,118)	(68,279)
Total	567,238	(576,583)	(92,585)
Provision (benefit) for income taxes, net	$3,534,602	$(2,697,435)	$(765,185)

Schedule of reconciliation of the federal income tax rate to the effective tax rate

	2024	2023	2022
Federal income tax at statutory rates	$(18,150,928)	$1,326,085	$(3,016,213)
State income tax at statutory rates	(2,975,942)	(228,939)	(422,908)
DTA adjustment	(235,346)	(115,470)	—
Change in valuation allowance	25,861,296	(2,348,227)	2,348,227
Federal tax credits	(789,620)	(1,216,878)	—
Other	(174,858)	(114,006)	325,709
	$3,534,602	$(2,697,435)	$(765,185)

Southport Acquisition Corp
Schedule of net deferred tax assets

The Company’s net deferred tax assets at December 31, 2024 and 2023 is as follows:

	December 31,
	2024	2023
Deferred tax assets:
Capitalized start-up costs	$1,276,291	$877,440
Net operating loss carryforward	56,503	39,845
Total deferred tax assets	1,332,794	917,285
Valuation allowance	(1,332,345)	(861,760)
Net deferred tax assets	449	55,525

Deferred tax liabilities:
Accrued dividends on marketable securities held in Trust Account	(449)	(55,525)
Total deferred tax liabilities	(449)	(55,525)
Net deferred tax assets (liabilities)	$—	$—

Schedule of income tax provision

The income tax provision for the years ended December 31, 2024 and 2023 consists of the following:

	December 31,
	2024	2023
Current expense (benefit)
Federal	$152,466	$1,319,280
State	—	—
Deferred expense (benefit)
Federal	(340,644)	(457,790)
State	(129,941)	(192,083)
Change in Valuation Allowance	470,585	649,873
Income tax provision	$152,466	$1,319,280

Schedule of reconciliation of the federal income tax rate to the effective tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2024 and 2023 is as follows:

	December 31,
	2024	2023
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	2.62%	(4.74)%
Change in fair value of warrant liabilities	(17.20)%	0.28%
Change in valuation allowance	(9.50)%	16.05%
Income tax provision	(3.08)%	32.59